Annual Fund Operating Expenses - PIMCO Low Duration Fund II	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.50%
Administrative
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.75%